Business Combinations - Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Cash and cash equivalents	$ 48,348
Securities available for sale	44,372
Loans	179,408
Premises and equipment	8,727
Federal Home Loan Bank stock	1,540
Bank owned life insurance	4,585
Deferred tax asset	2,095
Goodwill	9,500
Core deposit intangible	655
Accrued interest receivable	685
Other real estate owned	32
Other assets	98
Total assets acquired	300,045
Deposits	225,927
Federal Home Loan Bank advances	31,480
Other borrowings	3,285
Other liabilities	729
Preferred Stock	5,700
Total liabilities assumed	267,121
Net assets acquired	32,924
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	10,183
Securities available for sale	44,372
Loans	171,476
Premises and equipment	6,097
Federal Home Loan Bank stock	1,540
Bank owned life insurance	4,585
Deferred tax asset	2,095
Goodwill	8,662
Core deposit intangible	588
Accrued interest receivable	685
Other real estate owned	32
Other assets	82
Total assets acquired	250,397	$ 250,397
Deposits	178,912
Federal Home Loan Bank advances	31,480
Other borrowings	3,285
Other liabilities	726
Preferred Stock	5,700
Total liabilities assumed	220,103	$ 220,103
Net assets acquired	30,294
First Federal Branch Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	38,165
Loans	7,932
Premises and equipment	2,630
Goodwill	838
Core deposit intangible	67
Other assets	16
Total assets acquired	49,648
Deposits	47,015
Other liabilities	3
Total liabilities assumed	47,018
Net assets acquired	$ 2,630